Land Use Rights, Net	12 Months Ended
Dec. 31, 2024
Land and Land Improvements [Abstract]
Land Use Rights, Net
11. Land Use Rights, Net
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2023	2024
Land use rights	2,913,098	2,918,023
Less: Accumulated amortization	(123,731)	(173,599)

Total land use rights, net	2,789,367	2,744,424

For the years ended December 31, 2023 and 2024, the Group acquired land use rights of RMB90,341 and RMB4,925, respectively, to build plants and buildings for its manufacturing of vehicles and daily operation.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant and further had an obligation to purchase the plant and underlying land use right at the construction cost at the end of lease term. On July 1, 2022, the lease commencement date, the right of use asset for the land was recorded with the amount of RMB389,508, being the present value of the lease payment and the exercise price of the purchase obligation (Note 18).
The Group recorded amortization expenses for land use rights of RMB50,309, RMB48,828 and RMB49,868 for the years ended December 31, 2022, 2023 and 2024, respectively.